Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Entity Information [Line Items]
Wages and salaries | $	$ 7,497	$ 7,931	$ 7,572
Social security costs | $	733	743	711
Share-based payments | $	694	669	624
Pension and other post-retirement benefit costs | $	948	1,154	1,296
Employee benefits expense | $	9,872	10,497	10,203
Termination payments | $	$ 182	$ 493	$ 189
Average number of employees (employee)	72,500	73,700	74,700
Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	16,800	17,400	18,400
Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	43,000	42,300	42,000
Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	12,700	14,000	14,300
Service station staff | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	18,100	17,100	16,500
US
Entity Information [Line Items]
Average number of employees (employee)	13,600	13,800	14,200
US | Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	5,800	5,900	6,200
US | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	5,700	6,000	6,100
US | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	2,100	1,900	1,900
Non-US
Entity Information [Line Items]
Average number of employees (employee)	58,900	59,900	60,500
Non-US | Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	11,000	11,500	12,200
Non-US | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	37,300	36,300	35,900
Non-US | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	10,600	12,100	12,400
Brazil | Agricultural, operational and seasonal | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	2,500	4,000	4,700